Earnings Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share of Common Stock
Summary of basic and diluted earnings per share calculations
Year ended December 31, 2013
(in thousands, except per share amounts)
Basic earnings per share of common stock:
Net income attributable to PennyMac Financial Services, Inc. common stockholders	$14,400

Weighted-average common stock shares outstanding	17,311

Basic earnings per share of common stock	$0.83

Diluted earnings per share of common stock:
Net income	$14,400
Effect of net income attributable to noncontrolling interest, net of tax	47,838

Diluted net income attributable to common stockholders	$62,238

Weighted-average shares outstanding	17,311
Dilutive shares:
PennyMac Class A common units exchangeable to common stock	58,553
Shares issuable under stock-based compensation plans	28

Diluted weighted-average common stock shares outstanding	75,892

Diluted earnings per share of common stock	$0.82